Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Property, Plant and Equipment, Net [Abstract]
Land and land improvements	$ 833	$ 885
Buildings and building equipment	10,046	10,423
Machinery and equipment	22,206	22,527
Construction in progress	3,600	3,298
Total property, plant and equipment, gross	36,685	37,133
Less accumulated depreciation	20,559	20,423
Total property, plant and equipment, net	$ 16,126	$ 16,710